Income Taxes - Schedule of Components of Deferred Income Tax (Details) - USD ($)	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
Unpaid accrued officer and director compensation	$ 20,959	$ 8,359
Net operating loss carry-forwards	29,329,836	29,329,836	29,254,563
Valuation allowance	(29,350,795)	(29,338,195)	(29,254,563)
Net non-current deferred tax asset